Commitments and Pledges (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Pledges
Schedule of future lease payables under non-cancellable value and short-term leases contracted for at the balance sheet date but not recognized as liabilities

EUR’000	2023	2022	2021
Not later than one year	1,090	53	18
Between one and five years	4,984	9	—
	6,074	62	18

Schedule of remaining instalments for the newbuilds vessels

As of 31 December 2023
Millions	P-Class	M-Class	A-Class	Total
Contract amount in EUR	220	—	205	425
Contract amount in USD	390	655	495	1,540
Total Contract amount translated to EUR	572	592	657	1,821
Commitment amount in EUR	69	—	105	174
Commitment amount in USD	390	524	426	1,340
Commitment amount translated to EUR	421	474	490	1,385

As of 31 December 2022
Millions	P-Class	A-Class	Total
Contract amount in EUR	220	205	425
Contract amount in USD	390	495	885
Total Contract amount translated to EUR	572	657	1,229
Commitment amount in EUR	82	105	187
Commitment amount in USD	390	426	816
Commitment amount translated to EUR	435	490	925

As of 31 December 2021
Millions	P-Class
Contract amount in EUR	220
Contract amount in USD	390
Total Contract amount translated to EUR	572
Commitment amount in EUR	82
Commitment amount in USD	390
Commitment amount translated to EUR	435